Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock Appreciation Rights (SARs) [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2023	$ 57
Total	$ 57